New Market Tax Credit Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Impact of Consolidated VIE

The following table summarizes the impact of the consolidated VIE as of September 30, 2012, and December 31, 2011:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Current assets	$24	$81
Non-current assets	23,390	23,390

Total assets	$23,414	$23,471

Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923

Total liabilities	$31,377	$31,433

The following table summarizes the impact of the consolidated VIE as of December 31, 2011 and 2010:

	December 31,
(Dollars in thousands)	2011	2010
Current assets	$81	$25
Non-current assets	23,390	23,390

Total assets	$23,471	$23,415

Current liabilities	205	17
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,712

Total liabilities	$31,433	$31,034